FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:	FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table sets forth the Company’s assets that were measured at fair value on a recurring bases as of December 31, 2022 and June 30, 2023, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value hierarchy	December 31, 2022	June 30, 2023
			Unaudited

Derivatives instruments, net	Level 2	$(1,415)	$(1,719)

Total liabilities, net		$(1,415)	$(1,719)